CURRENT RECEIVABLES AND OTHER CURRENT ASSETS - Summary of Other Current Assets (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Italian and foreign VAT credits	€ 79,858	€ 61,278
Prepayments	42,908	36,084
Other	30,417	24,862
Total other current assets	€ 153,183	€ 122,224